Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2015
Transfers and Servicing of Financial Assets [Abstract]
Schedule of servicing assets at amortized value
Activity for mortgage servicing rights and the related valuation allowance follows:

December 31 (In thousands)	2015	2014	2013
Mortgage servicing rights:
Carrying amount, net, beginning of year	$8,613	$9,013	$7,763
Additions	1,748	1,026	2,436
Amortization	(1,637)	(1,631)	(2,479)
Change in valuation allowance	284	205	1,293
Carrying amount, net, end of year	$9,008	$8,613	$9,013
Valuation allowance:
Beginning of year	$826	$1,031	$2,324
Change in valuation allowance	(284)	(205)	(1,293)
End of year	$542	$826	$1,031